Mainland China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mainland China Contribution Plan
Company contributions to defined contribution plan	$ 3,251,420	$ 8,863,323	$ 3,626,897